8a. Accrued Expenses (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Summary of accrued expenses
Accrued payroll		$ 913,907	$ 1,404,815
Accrued vacation		318,684	292,775
Other accrued liabilities		1,327,457	937,313
Accrued expenses	$ 3,332,893	$ 2,560,048	$ 2,634,903